INVENTORY (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Crude oil and NGL	$ 184	$ 276
Materials, supplies and other	85	100
Total current inventories	$ 269	$ 376